Significant restructuring transaction, mergers and acquisitions and equity investments- Damai (Details) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Feb. 28, 2017
The allocation of the purchase price at the date of acquisition
Goodwill		¥ 125,420		¥ 125,420	¥ 81,645	$ 25,850	¥ 162,149
Total purchase price is comprised of:
- cash consideration			¥ 17,300	41,836	¥ 3,055
Trade names, trademarks and domain names | Maximum
Total purchase price is comprised of:
Estimated amortization periods			20 years
Non-compete agreements | Maximum
Total purchase price is comprised of:
Estimated amortization periods			6 years
Developed technology and patents | Maximum
Total purchase price is comprised of:
Estimated amortization periods			5 years
Damai
Acquisition
Equity interest (as a percent)								32.00%
The allocation of the purchase price at the date of acquisition
Net assets acquired		100		100
Goodwill		2,693		2,693
Deferred tax assets		16		16
Deferred tax liabilities		(202)		(202)
Total		3,829		3,829
Total purchase price is comprised of:
- cash consideration	$ 393	2,711
- fair value of previously held equity interests		1,118
Total		¥ 3,829
Weighted average amortization period	7 years 4 months 24 days	7 years 4 months 24 days
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition				201
Damai | Maximum
Total purchase price is comprised of:
Estimated amortization periods	10 years	10 years
Damai | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		¥ 684		684
Damai | Non-compete agreements
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		271		271
Damai | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		¥ 267		¥ 267